Acquisitions, investments, purchases of intangible assets and divestitures - Proceeds from divestitures (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Acquisitions, investments, purchases of intangible assets and divestitures
Cash portion of proceeds from divestitures	€ (22,972,000)	€ (1,662,458,000)